Taxation - Summary of Net Operating Loss Carryforwards (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 287,176
2022
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	33,489
2023
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	53,305
2024
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	49,208
2025
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	60,311
2026
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 90,863